Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.77%
California: 0.77%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (54 shares) 4.43%144Aø	$5,400,000	$5,400,000
Total closed-end fund obligations (Cost $5,400,000)		5,400,000

	Interest rate	Maturity date
Municipal obligations: 96.79%
California: 93.51%
Airport revenue: 6.22%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00%	12-31-2043	5,730,000	5,615,054
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	4,978,014
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,022,127
Norman Y Mineta San Jose International Airport Series A AMT	5.00	3-1-2047	4,000,000	3,923,205
Norman Y Mineta San Jose International Airport Series B	5.00	3-1-2042	1,750,000	1,787,106
San Diego County Regional Airport Authority Series A	5.00	7-1-2044	3,045,000	3,154,827
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	5,909,510
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	2,879,846
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,566,371
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	4,958,272
				43,794,332
Education revenue: 8.09%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,657,308
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	608,891
California Municipal Finance Authority California Baptist University Series A144A	5.00	11-1-2025	455,000	452,064
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2046	1,930,000	1,546,478
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2051	1,150,000	888,037
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,329,138
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,688,633
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	830,481
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,265,000	1,068,097
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,412,421
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	583,834
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,204,937
California School Finance Authority Bright Star Schools Obligated Group 144A	5.00	6-1-2047	1,000,000	868,929
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Bright Star Schools Obligated Group 144A	5.00%	6-1-2054	$1,000,000	$842,404
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	607,579
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	450,000	442,320
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,532,966
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,007,296
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	703,462
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	918,177
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	1,872,481
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2041	500,000	395,678
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2051	650,000	465,936
California State University Series A	5.00	11-1-2045	6,400,000	6,509,663
California State University Series A	5.00	11-1-2047	1,000,000	1,021,503
California State University Series A	5.25	11-1-2053	1,000,000	1,065,495
California Statewide CDA California Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,127,601
California Statewide CDA California Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,631,418
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,087,432
University of California Series BN	5.00	5-15-2044	2,630,000	2,774,963
University of California Series K	4.00	5-15-2046	5,295,000	4,843,386
				56,989,008
GO revenue: 19.46%
Barstow Unified School District Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,220,564
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,076,958
Centinela Valley Union High School District Series C	5.00	8-1-2035	2,000,000	2,021,708
Cerritos Community College District Series D CAB¤	0.00	8-1-2029	1,750,000	1,389,857
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	993,743
College of the Sequoias Tulare Area Improvement District No. 3 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	964,772
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,035,077
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,515,937
Escondido Union High School District Series A (AGC Insured)¤	0.00	8-1-2027	8,385,000	7,211,446
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2036	200,000	207,202
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2038	500,000	512,563
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,107
Long Beach Unified School District Series B¤	0.00	8-1-2035	2,000,000	1,203,546
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,038,660
Merced City School District	5.00	8-1-2045	1,000,000	1,007,200
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,299,630
Mount San Antonio Community College District Series A CAB¤	0.00	8-1-2024	1,610,000	1,559,088
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Norwalk-La Mirada Unified School District Series F	5.00%	8-1-2051	$7,000,000	$7,193,667
Oakland Unified School District/Alameda County Series A	5.00	8-1-2040	3,600,000	3,694,294
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,643,539
Pleasanton Unified School District	4.00	8-1-2052	9,340,000	8,389,011
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,295,000	1,409,179
Poway Unified School District Facilities Improvement District No. 2007-1 Series A¤	0.00	8-1-2024	1,800,000	1,742,361
Rialto Unified School District Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	2,969,932
Sacramento City Unified School District Series 2013-A (BAM Insured)	5.25	8-1-2033	1,000,000	1,000,513
Sacramento City Unified School District Series C-1 (AGM Insured)	5.00	8-1-2033	2,735,000	2,803,808
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,092,435
San Bernardino Community College District Series D	5.00	8-1-2045	2,000,000	2,050,243
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,881,483
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,647,226
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,482,525
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,395,158
Santa Ana Unified School District Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	7,278,416
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,621,484
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,005,072
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,507,163
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,723,447
Sonoma Valley Unified School District Series A¤	0.00	8-1-2027	1,020,000	867,753
State of California	4.00	9-1-2043	10,000,000	9,562,054
State of California	5.00	9-1-2032	5,100,000	5,106,787
State of California	5.00	8-1-2046	10,000,000	10,178,940
State of California	5.25	9-1-2053	3,500,000	3,714,652
Stockton Unified School District Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,030,728
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,724,222
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,516,967
West Contra Costa Unified School District Series B	6.00	8-1-2027	1,080,000	1,175,446
Wiseburn School District (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,311,563
				137,073,126
Health revenue: 13.59%
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	9,933,513
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	9,537,331
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,087,090
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,625,058
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	5,632,975
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,271,415
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	688,042
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	932,637
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,357,045
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	5,000,000	5,109,141
California Municipal Finance Authority Channing House Series A	5.00	5-15-2034	1,000,000	1,046,015
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00%	2-1-2051	$1,500,000	$1,215,191
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,302,162
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,851,282
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,150,183
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,605,454
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	2,983,661
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2039	1,000,000	1,033,804
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,725,088
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	495,038
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,035,629
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,039,789
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,004,036
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,390,368
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	4,821,822
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,082,300
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	4,834,458
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	704,651
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	499,764
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	443,374
California Statewide CDA Odd Fellows Home of California	4.00	4-1-2043	1,900,000	1,749,016
California Statewide CDA Odd Fellows Home of California	4.13	4-1-2053	1,000,000	912,940
California Statewide CDA Redwoods a Community of Seniors	5.13	11-15-2035	1,500,000	1,502,349
Palomar Health Obligated Group	5.00	11-1-2042	4,000,000	3,725,804
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,477,831
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	895,389
				95,701,645
Housing revenue: 13.37%
Alameda County Joint Powers Authority Series A	5.00	12-1-2034	1,005,000	1,006,449
Anaheim PFA Series A	5.00	5-1-2039	3,000,000	3,023,717
Anaheim PFA Series C (AGM Insured)¤	0.00	9-1-2025	10,000,000	9,230,824
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	3,000,000	1,778,621
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	3,000,000	2,273,914
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Enterprise Development Authority	4.00%	11-1-2049	$1,900,000	$1,606,396
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	8,102,083	7,708,001
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	123,604	114,328
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,151,305
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	1,800,000	1,297,735
California Municipal Finance Authority Special Finance Agency Latitude33 Series A144A	4.00	12-1-2045	1,500,000	1,109,566
California Municipal Finance Authority Caritas Corp. Series B	4.00	8-15-2051	870,000	687,564
California Municipal Finance Authority Caritas Project Series A	5.00	8-15-2029	500,000	519,128
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2051	6,700,000	6,504,353
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	582,121
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2034	700,000	674,504
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	668,328
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	564,327
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	646,757
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	680,655
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	976,514
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	625,000	653,256
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2052	5,650,000	5,466,049
California State Public Works Board Series I	5.50	11-1-2033	2,000,000	2,002,334
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	646,047
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,387,078
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	954,595
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments 144A	5.00	9-1-2037	910,000	855,998
California Statewide CDA Poway RHF Housing, Inc. Series A	5.25	11-15-2035	1,500,000	1,502,563
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	4.04	3-1-2057	9,020,000	9,020,000
Compton PFA 144A	4.00	9-1-2027	4,595,000	4,444,500
Fresno Joint Powers Financing Authority Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,100,473
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	1,996,289
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,020,357
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,571,204
Los Angeles County Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,882,473
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Montclair Financing Authority (AGM Insured)	5.00%	10-1-2035	$2,400,000	$2,416,225
Riverside County Asset Leasing Corp. (NPFGC Insured)¤	0.00	6-1-2026	10,000,000	8,924,041
Sacramento City Financing Authority (BAM Insured)	5.00	12-1-2035	1,300,000	1,334,646
Sacramento City Schools Joint Powers Financing Authority Sacramento City Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,169,102
				94,152,337
Miscellaneous revenue: 8.48%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25	11-1-2052	1,500,000	1,547,257
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	480,894
California Statewide Communities Development Authority Series 2021-A	4.00	9-2-2041	995,000	792,071
California Statewide Communities Development Authority Series A	5.00	9-2-2047	1,995,000	1,950,908
City of Irvine Reassessment District No. 15-2	5.00	9-2-2025	725,000	731,435
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	404,255
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,485,261
City of Porterville Water Revenue System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	889,718
City of Torrance COP	5.25	6-1-2039	5,385,000	5,437,558
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,899,466
Fullerton Joint Union High School District (BAM Insured)	5.00	9-1-2035	1,385,000	1,419,386
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,042,030
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,560,496
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	655,907
Jefferson Union High School District Teacher & Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,261,775
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,284,201
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	1,929,065
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,653,470
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	1,885,595
Los Angeles Unified School District Series A COP	5.00	10-1-2038	4,150,000	4,389,909
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,550,838
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	544,005
North Coast County Water District (AGM Insured)	4.00	10-1-2051	1,745,000	1,556,548
Pajaro Valley Water Management Agency Series C (BAM Insured)	4.13	3-1-2053	4,250,000	3,812,043
San Jose Unified School District (AGM Insured)¤	0.00	1-1-2026	3,175,000	2,913,570
San Marino Unified School District Series A COP	5.00	12-1-2041	500,000	500,148
Stockton Unified School District COP	5.00	2-1-2033	550,000	573,737
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,594,464
				59,746,010
Tax revenue: 14.43%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2047	1,420,000	1,382,909
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	4,886,381
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
California Statewide CDA Community Facilities District No. 2020-02 Area No. 1	4.00%	9-1-2051	$1,150,000	$910,082
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,459,858
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2033	880,000	885,880
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,389,229
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	442,746
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	869,775
City & County of San Francisco Community Facilities District No. 2016-1 Series 2021	4.00	9-1-2041	1,000,000	842,314
City & County of San Francisco Community Facilities District No. 2016-1 Series 2021	4.00	9-1-2051	1,250,000	959,780
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2052	1,750,000	1,323,365
City & County of San Francisco Community Facilities District No. 2016-1 Series A	5.00	9-1-2052	1,000,000	982,411
City of Belmont Community Facilities District No. 2000-1 (Ambac Insured)	5.75	8-1-2030	3,190,000	3,483,816
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,671,821
City of Los Angeles Community Facilities District No. 11	4.00	9-1-2046	1,250,000	970,437
City of Roseville Creekview Community Facilities District No. 1	5.00	9-1-2045	1,280,000	1,218,340
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2048	3,750,000	3,801,712
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	965,611
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,159,378
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	974,541
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,437,529
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,166,179
Dinuba Redevelopment Agency Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,522,071
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,523,808
Fairfield Community Facilities District No. 2019-1 Area No. 1 Series A144A	5.00	9-1-2050	3,000,000	2,813,735
Folsom Ranch Financing Authority Community Facilities District No. 20	5.00	9-1-2048	1,650,000	1,555,197
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2034	500,000	519,066
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	313,150
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,011,518
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	1,951,943
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2033	1,500,000	1,520,054
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2038	1,635,000	1,646,518
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00%	8-1-2033	$1,200,000	$1,246,260
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	348,254
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	401,494
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	256,291
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	250,934
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,601,098
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,090,662
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,955,830
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	5.00	6-1-2051	4,000,000	4,125,307
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,889,180
Redwood City Redevelopment Successor Agency (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,630,056
Rio Vista Community Facilities District No. 2018-1	5.00	9-1-2048	1,185,000	1,104,670
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25	9-1-2052	2,000,000	2,088,726
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,533,364
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	2,915,447
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	4,000,000	3,518,202
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,512,599
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,533,233
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,363,542
San Marcos Unified School District Community Facilities District No. 4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,721,293
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,301,751
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,337,069
Sonoma Community Development Successor Agency (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,376,864
Temescal Valley Water District Community Facilities District No. 4 Area No. 2	4.00	9-1-2051	930,000	697,139
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,563,579
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	741,335
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	965,555
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,020,917
				101,651,805
Tobacco revenue: 0.50%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,069,652
See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue(continued)
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00%	6-1-2050	$1,125,000	$1,052,679
Tobacco Securitization Authority of Northern California Sacramento County Tobacco Securitization Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	416,998
				3,539,329
Transportation revenue: 0.25%
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,000,000	1,743,119
Utilities revenue: 5.38%
Banning Financing Authority Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,089,702
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,494,104
City of Burbank Electric Revenue	5.00	6-1-2053	5,620,000	5,754,910
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,771,436
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,071,635
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,552,742
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,680,160
M-S-R Energy Authority Series C	6.13	11-1-2029	935,000	975,097
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	453,321
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,929,647
Sacramento Municipal Utility District Series K	5.00	8-15-2053	3,000,000	3,155,793
Southern California Public Power Authority Los Angeles Department of Water & Power Power System Revenue Series 1	5.25	7-1-2053	1,700,000	1,811,102
Southern California Public Power Authority Project No. 3 Series A	5.25	11-1-2025	1,000,000	1,010,264
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,134,579
				37,884,492
Water & sewer revenue: 3.74%
Adelanto Public Utility Authority Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,061,229
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,536,515
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,646,374
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,521,470
El Dorado Irrigation District Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,012,655
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,015,897
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,031,305
Metropolitan Water District of Southern California Series A	5.00	4-1-2053	10,000,000	10,527,793
				26,353,238
				658,628,441
Guam: 0.26%
Miscellaneous revenue: 0.13%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	894,374
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	926,743
				1,821,117
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 1.56%
GO revenue: 1.56%
State of Illinois	5.00%	2-1-2025	$10,000,000	$10,103,027
State of Illinois Series B	4.50	5-1-2048	1,000,000	882,721
				10,985,748
New York: 1.32%
Industrial development revenue: 0.71%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2029	5,000,000	5,043,737
Tax revenue: 0.61%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00	2-1-2051	3,360,000	2,278,926
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,014,321
				4,293,247
				9,336,984
Ohio: 0.07%
Tobacco revenue: 0.07%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	486,971
Texas: 0.07%
Resource recovery revenue: 0.07%
Port of Port Arthur Navigation District Motiva Enterprises LLC ø	5.15	4-1-2040	500,000	500,000
Total municipal obligations (Cost $722,965,768)				681,759,261

		Yield	Shares
Short-term investments: 1.55%
Investment companies: 1.55%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	10,887,108	10,889,286
Total short-term investments (Cost $10,889,038)				10,889,286
Total investments in securities (Cost $739,254,806)	99.11%			698,048,547
Other assets and liabilities, net	0.89			6,285,193
Total net assets	100.00%			$704,333,740

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
10 | Allspring California Tax-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$16,409,618	$59,435,395	$(64,955,727)	$0	$0	$10,889,286	10,887,108	$145,140
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	608	12-19-2023	$66,908,851	$65,702,000	$0	$(1,206,851)
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund  | 11

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring California Tax-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$5,400,000	$0	$5,400,000
Municipal obligations	0	681,759,261	0	681,759,261
Short-term investments
Investment companies	10,889,286	0	0	10,889,286
Total assets	$10,889,286	$687,159,261	$0	$698,048,547
Liabilities
Futures contracts	$1,206,851	$0	$0	$1,206,851
Total liabilities	$1,206,851	$0	$0	$1,206,851
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $1,260,000 was segregated as cash collateral for these open futures contracts.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring California Tax-Free Fund  | 13